Note 5 - Accounts and Grants Receivable	6 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
5.	ACCOUNTS AND GRANTS RECEIVABLE
  Accounts and grants receivable consist of:
	June 30, 2018	December 31, 2017
Trade receivable	$941,287	$947,911
Grants receivable	132,556	22,556
	$1,073,843	$970,467